Related Party Transactions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Maximum % of assets held as trading securities or investments by production companies		50.00%
Fees paid for advisory services		$ 90	$ 206
Gross carrying amount, Pre-modification	$ 30	104	92
Comder Contraparte Central S.A. [Member]
Related Party Transactions (Details) [Line Items]
Net gain	4,997	123,461	71,297
Banchile Corredores de Seguros Ltda. [Member]
Related Party Transactions (Details) [Line Items]
Fees for attending Committees and Subsidiary Board meetings	$ 14	$ 13	$ 12